Restatement of Previously Issued Financial Statements (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended
	Jan. 14, 2021	Jun. 30, 2021	Jun. 30, 2021
Affiliate, Collateralized Security [Line Items]
Change in fair value of warrant liabilities		$ 1,948,210	$ (1,494,077)
Public and Private Warrants [Member]
Affiliate, Collateralized Security [Line Items]
Change in fair value of warrant liabilities	$ 7,000,000.0
IPO Transaction costs	$ 355,750